Intangible Assets - Disclosure of Detailed Information About Impairment of Indefinite-lived Brand Intangibles (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Impairment of indefinite-lived brand intangibles	$ 3,694	$ 4,563
Pleasure State [Member]
Statement Line Items [Line Items]
Impairment of indefinite-lived brand intangibles	125	2,206
Davenport and Lovable [Member]
Statement Line Items [Line Items]
Impairment of indefinite-lived brand intangibles	1,439	1,065
Naked [Member]
Statement Line Items [Line Items]
Impairment of indefinite-lived brand intangibles	$ 2,130	$ 1,292